Pensions and Other Postretirement Benefits (Weighted-average Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
To determine net periodic benefit cost (income)
Decrease in discount rate			0.62%
Pension Plan [Member]
To determine projected benefit obligation
Discount rate		4.65%	4.64%	5.26%
Rate of compensation increase		2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost		4.62%	5.25%	3.40%
Rate to determine interest cost		4.61%	5.21%	2.67%
Rate of compensation increase		2.75%	2.75%	2.75%
Expected return on plan assets		7.30%	7.60%	7.00%
Expected return on plan asset assumption to be used in future year (in hundredths)		7.30%
Pension Plan [Member] | Forecast [Member]
To determine net periodic benefit cost (income)
Expected return on plan asset assumption to be used in future year (in hundredths)	7.10%
Decrease in discount rate	0.20%
Pension Plan [Member] | Change In Methodology Of Net Periodic Pension Cost (Income) [Member]
To determine net periodic benefit cost (income)
Period in years over which realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized based on the companies election to use market related value		5 years
Corridor percentage		10.00%
Pension Plan [Member] | Maximum [Member] | Change In Methodology Of Net Periodic Pension Cost (Income) [Member]
To determine net periodic benefit cost (income)
Market-related value, as a percentage		110.00%
Pension Plan [Member] | Minimum [Member] | Change In Methodology Of Net Periodic Pension Cost (Income) [Member]
To determine net periodic benefit cost (income)
Market-related value, as a percentage		90.00%
Other postretirement benefits [Member]
To determine projected benefit obligation
Discount rate		4.85%	4.71%	5.23%
Rate of compensation increase		2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost		4.73%	5.17%	3.43%
Rate to determine interest cost		4.68%	5.23%	2.74%
Rate of compensation increase		2.75%	2.75%	2.75%